Consolidated statement of changes in equity of Aegon N.V. - EUR (€) € in Millions		Total		Share capital [member]	Retained earnings [member]	Revaluation reserves [member]	Remeasurement of defined benefit plans [member]	Other reserves [member]	Other equity instruments [member]	Reserve of discontinued operations held for sale [member]	Issued capital and reserves [member] [1]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2019		€ 24,433		€ 7,536	€ 10,374	€ 5,873	€ (2,397)	€ 456	€ 2,571		€ 24,413	€ 20
Net result recognized in the income statement		(135)	[2]		(146)						(146)	11
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use		20				20					20
Remeasurements of defined benefit plans		(360)					(360)				(360)
Income tax relating to items that will not be reclassified		138				(2)	140				138
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments		2,990				2,990					2,990
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments		13				13					13
Changes in cash flow hedging reserve		(247)				(247)					(247)
Movements in foreign currency translation and net foreign investment hedging reserves		(1,493)				(556)	83	(1,015)			(1,489)	(4)
Equity movements of joint ventures		12						12			12
Equity movements of associates		7						7			7
Disposal of group assets		(8)				0		(7)			(8)
Income tax relating to items that may be reclassified		(616)				(610)		(7)			(616)
Other		3			2			1			3	0
Total other comprehensive income / (loss)		457	[2]		2	1,607	(137)	(1,009)			462	(4)
Total comprehensive income / (loss)		321	[2]		(144)	1,607	(137)	(1,009)			316	6
Shares issued				(3)	3
Issuance and purchase of treasury shares		3			3						3
Dividends paid on common shares		(118)		(54)	(64)						(118)
Dividend withholding tax reduction		1			1						1
Coupons on perpetual securities		(38)			(38)						(38)
Incentive plans		8			10				(3)		8
Change in ownership non-controlling interest		49										49
Ending balance at Dec. 31, 2020		24,661		7,480	10,145	7,480	(2,534)	(553)	2,569		24,586	75	[3]
Net result recognized in the income statement		2,029	[2]		1,980						1,980	50	[3]
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use		(4)				(4)					(4)
Remeasurements of defined benefit plans		501					501				501
Income tax relating to items that will not be reclassified		(101)				1	(102)				(101)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments		(1,173)				(1,173)					(1,173)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments		(450)				(450)					(450)
Changes in cash flow hedging reserve		(228)				(228)					(228)
Movements in foreign currency translation and net foreign investment hedging reserves		1,240				447	(65)	848			1,231	9	[3]
Equity movements of joint ventures		25						25			25
Equity movements of associates		(6)						(6)			(6)
Disposal of group assets		8						8			8
Income tax relating to items that may be reclassified		372				369		3			372
Other		16			14						14	3	[3]
Total other comprehensive income / (loss)		200	[2]		14	(1,038)	335	878			188	11	[3]
Total comprehensive income / (loss)		2,229	[2]	0	1,993	(1,038)	335	878	0		2,168	61
Shares issued		1		1							1
Issuance and purchase of treasury shares		(88)			(88)						(88)
Issuance and redemption of other equity instruments		(212)							(212)		(212)
Dividends paid on common shares		(248)		(127)	(120)						(247)	(1)
Coupons on perpetual securities		(39)			(39)						(39)
Incentive plans		7							6		7
Change in ownership non-controlling interest		61										61
Ending balance at Dec. 31, 2021		26,372		7,354	11,892	6,442	(2,199)	325	2,363	€ 0	26,176	196
Net result recognized in the income statement		(1,404)			(1,433)						(1,433)	29
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use		(1)			16	(17)					(1)
Remeasurements of defined benefit plans		(43)					(43)				(43)
Income tax relating to items that will not be reclassified		(4)					(4)				(4)
Discontinued operations that will not be reclassified	[4]	703					1,379			(676)	703
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments		(13,061)				(13,061)					(13,061)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments		557				557					557
Changes in cash flow hedging reserve		(192)				(192)					(192)
Movements in foreign currency translation and net foreign investment hedging reserves		1,073				487	(20)	594			1,061	12
Equity movements of joint ventures		(63)						(63)			(63)
Equity movements of associates		1						1			1
Disposal of group assets		164				14		150			164
Income tax relating to items that may be reclassified		2,710				2,722		(12)			2,710
Discontinued operations that may be reclassified	[4]	(1,426)				(802)		(14)		(610)	(1,426)
Other		38			38						38
Total other comprehensive income / (loss)		(9,545)			54	(10,293)	1,312	656		(1,286)	(9,557)	12
Total comprehensive income / (loss)		(10,950)			(1,379)	(10,293)	1,312	656		(1,286)	(10,991)	41
Shares issued		2		2							2
Shares withdrawn		(4)		(4)							(4)
Issuance and purchase of treasury shares		(393)			(393)						(393)
Issuance and redemption of other equity instruments		(1)			(1)						(1)
Redemption other equity instruments		(397)			32				(429)		(397)
Dividends paid on common shares		(347)		(180)	(167)						(347)
Coupons on perpetual securities		(36)			(36)						(36)
Incentive plans		4			(5)				9		4
Change in ownership non-controlling interest		(61)										(61)
Ending balance at Dec. 31, 2022		€ 14,190		€ 7,172	€ 9,944	€ (3,851)	€ (887)	€ 981	€ 1,943	€ (1,286)	€ 14,014	€ 176

[1]	Issued capital and reserves attributable to owners of Aegon N.V.
[2]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
[3]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.
[4]	The lines “Discontinued operations that will not be reclassified” and “Discontinued operations that may be reclassified” include EUR 1,379 million and EUR (816) million respectively of reclassifications from opening reserves to the column “Reserve of discontinued operations held for sale”.